STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) - EquityInstruments	Jul. 13, 2016	Jul. 10, 2016	Dec. 31, 2018
Quebecor deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	6 years
Number of units outstanding			143,860
Quebecor performance shares, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	3 years
Number of units outstanding			215,336
TVA group deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards		6 years
Number of units outstanding			244,140
TVA group performance shares, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards		3 years
Number of units outstanding			270,637